Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 7. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill were as follows:

(In millions)
Balance as of January 1, 2021	$505.7
Acquisitions	150.9
Currency translation	(9.9)

Balance as of December 31, 2021	646.7
Acquisitions	141.0
Currency translation	(17.6)

Balance as of December 31, 2022	770.1
Acquisitions	(1.0)
Currency translation	10.4

Balance as of December 31, 2023	$779.5

Intangible assets consisted of the following:

	2023		2022		2021
(In millions)	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$424.6	$148.0	$420.8	$118.6	$292.2	$97.8
Patents and acquired technology	173.3	109.1	169.6	90.6	169.5	79.2
Trademarks	54.3	16.7	53.1	14.6	42.3	12.8
Indefinite lived intangibles assets	10.5	—	10.4	—	10.6	—
Other	8.8	8.8	8.6	8.6	8.7	8.7

Total intangible assets	$671.5	$282.6	$662.5	$232.4	$523.3	$198.5

Intangible asset
amortization
expense was $46.1 million, $41.1 million, and $36.7 million for 2023, 2022 and 2021, respectively. Annual amortization expense for intangible assets is estimated to be $44.2 million in 2024, $43.2 million in 2025, $41.5 million in 2026, $38.1 million in 2027, and $34.1 million in 2028.